UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.S.A. Inc.
Address: 180 Maiden Lane
         New York
         New York 10038

13F File Number: 28-6692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John J. Boretti
Title:    Senior Vice President
Phone:    (212) 509-1538
Signature, Place, and Date of Signing:

/s/ John J. Boretti, New York, New York, October 29, 1999
--------------------------------------------------------------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:       167

Form 13F Information Table Value Total:   $750,252

List of Other Included Managers:

 No.  13F File Number     Name

         28-6746          Nomura Asset Management Co., Ltd.

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

          Item 1:               Item 2:       Item 3:      Item 4:       Item 5:                Item 6:                    Item 7:
       Name of Issuer       Title of Class     CUSIP     Fair Market    Shares of         Investment Discretion           Managers
                                              Number        Value       Principal  (a)sole    (b)shared-    (c)Shared-  See Instr. V
                                                        (in thousands)   Amount               As Defined      Other
                                                                                              in Instr. V
Abbott Labs                         com     002824100       $5,778       157,500      X
AES Corp.                           com     00130H105          490         8,300                 X                           1
Air Products &
Chemicals, Inc.                     com     009158106          448        15,300                 X                           1
Alcan Aluminum Ltd.                 com     013716105          444        14,200                 X                           1
Allied Waste Inds Inc.              com     019589308          167        14,300                 X                           1
AlliedSignal Inc.                   com     019512102        7,339       122,450                 X                           1
Aluminum Co. of America             com     022249106        6,448       103,900                 X                           1
Alteon Websystems, Inc.             com     02145A109          235         2,500                 X                           1
Amazon.com, Inc                     com     023135106          240         3,000                 X                           1
America Online, Inc.                com     02364J104        7,901        75,930      X
America Online, Inc.                com     02364J104       12,071       116,000                 X                           1
American Express Co.                com     025816109       11,691        86,600                 X                           1
American Int'l. Group               com     026874107       12,390       142,516                 X                           1
Ameritech Corporation               com     030954101       10,720       160,600      X
Amgen Inc.                          com     031162100       11,565       141,900                 X                           1
Anadarko Petroleum Corp.            com     032511107          150         4,900                 X                           1
Anheuser-Busch Cos.                 com     035229103        7,560       107,900      X
Applied Materials, Inc.             com     038222105        9,781       125,900      X
Applied Materials, Inc.             com     038222105        9,998       128,700                 X                           1
Ashland Inc.                        com     044204105          121         3,600                 X                           1
At Home Corporation                 com     045919107          145         3,500                 X                           1
AT&T Corp.                          com     001957109        7,971       183,250      X
Atlantic Richfield Co.              com     048825103          222         2,500                 X                           1
Baker Hughes Inc.                   com     057224107          162         5,600                 X                           1
Bed Bath, & Beyond Inc.             com     075896100          452        12,950                 X                           1
Page Total                                                $124,489

                                                (SEC USE ONLY)
          Item 1:                                  Item 8:
      Name of Issuer                     Voting Authority (Shares)
                                   (a)Sole     (b)Shared     (c)None
Abbott Labs                       157,500
AES Corp.                           8,300
Air Products &
Chemicals, Inc.                    15,300
Alcan Aluminum Ltd.                14,200
Allied Waste Inds Inc.             14,300
AlliedSignal Inc.                 122,450
Aluminum Co. of America           103,900
Alteon Websystems, Inc.             2,500
Amazon.com, Inc                     3,000
America Online, Inc.               75,930
America Online, Inc.              116,000
American Express Co.               86,600
American Int'l. Group             142,516
Ameritech Corporation             160,600
Amgen Inc.                        141,900
Anadarko Petroleum Corp.            4,900
Anheuser-Busch Cos.               107,900
Applied Materials, Inc.           125,900
Applied Materials, Inc.           128,700
Ashland Inc.                        3,600
At Home Corporation                 3,500
AT&T Corp.                        183,250
Atlantic Richfield Co.              2,500
Baker Hughes Inc.                   5,600
Bed Bath, & Beyond Inc.            12,950
Page Total

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

          Item 1:               Item 2:       Item 3:      Item 4:       Item 5:                Item 6:                    Item 7:
       Name of Issuer       Title of Class     CUSIP     Fair Market    Shares of         Investment Discretion           Managers
                                              Number        Value       Principal  (a)sole    (b)shared-    (c)Shared-  See Instr. V
                                                        (in thousands)   Amount               As Defined      Other
                                                                                              in Instr. V
Biogen Inc.                         com     090597105         $402         5,100                 X                           1
Boise Cascade Corp.                 com     097383103          164         4,500                 X                           1
Bristol-Myers Squibb Co.            com     110122108        7,938       117,600                 X                           1
Bristol-Myers Squibb Co.            com     110122108       10,766       159,500      X
Broadcom Corp.                      com     111320107          218         2,000                 X                           1
Broadvision, Inc.                   com     111412102       11,936        89,700                 X                           1
Brooks Automation, Inc.             com     11434A100          205        11,700                 X                           1
Burlington Resources Inc.           com     122014103          239         6,500                 X                           1
Cablevision Systems Corp.           com     12686C109        5,493        75,500      X
Chase Manhattan Corp.               com     16161A108        8,819       117,000                 X                           1
Chase Manhattan Corp.               com     16161A108       11,819       156,800      X
Cisco Systems Inc.                  com     17275R102       20,325       296,440                 X                           1
Cisco Systems Inc.                  com     17275R102       16,146       235,500      X
Citigroup, Inc.                     com     172967101       10,740       244,100      X
Coastal Corp.                       com     190441105        2,284        55,800                 X                           1
Coca Cola Co.                       com     191216100        6,996       145,000      X
Coca Cola Co.                       com     191216100        6,171       127,900                 X                           1
Comcast Corp. - Class A             com     200300101       10,272       257,600                 X                           1
Conoco Inc. - Class A               com     208251306        4,176       150,500                 X                           1
Copper Mountain Networks, Inc.      com     217510106           26           300                 X                           1
Corning Inc.                        com     219350105        9,962       145,300      X
Costco Companies Inc.               com     22160Q102          454         6,300                 X                           1
Covad Communications Group          com     222814204          131         3,000                 X                           1
Cyprus Amax Minerals Co.            com     232809103          236        12,000                 X                           1
Cytec Inds. Inc.                    com     232820100          282        12,000                 X                           1
Dow Chemical Co.                    com     260543103        7,596        66,850      X
Page Total                                                $153,796

                                                (SEC USE ONLY)
          Item 1:                                  Item 8:
      Name of Issuer                     Voting Authority (Shares)
                                   (a)Sole     (b)Shared     (c)None
Biogen Inc.                         5,100
Boise Cascade Corp.                 4,500
Bristol-Myers Squibb Co.          117,600
Bristol-Myers Squibb Co.          159,500
Broadcom Corp.                      2,000
Broadvision, Inc.                  89,700
Brooks Automation, Inc.            11,700
Burlington Resources Inc.           6,500
Cablevision Systems Corp.          75,500
Chase Manhattan Corp.             117,000
Chase Manhattan Corp.             156,800
Cisco Systems Inc.                296,440
Cisco Systems Inc.                235,500
Citigroup, Inc.                   244,100
Coastal Corp.                      55,800
Coca Cola Co.                     145,000
Coca Cola Co.                     127,900
Comcast Corp. - Class A           257,600
Conoco Inc.- Class A              150,500
Copper Mountain Networks, Inc.        300
Corning Inc.                      145,300
Costco Companies Inc.               6,300
Covad Communications Group          3,000
Cyprus Amax Minerals Co.           12,000
Cytec Inds. Inc.                   12,000
Dow Chemical Co.                   66,850
Page Total

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

          Item 1:               Item 2:       Item 3:      Item 4:       Item 5:                Item 6:                    Item 7:
       Name of Issuer       Title of Class     CUSIP     Fair Market    Shares of         Investment Discretion           Managers
                                              Number        Value       Principal  (a)sole    (b)shared-    (c)Shared-  See Instr. V
                                                        (in thousands)   Amount               As Defined      Other
                                                                                              in Instr. V
Dow Chemical Co.                    com     260543103         $273         2,400                 X                           1
Du Pont(E.I.) De Nemours & Co.      com     263534109          321         5,300                 X                           1
eBay Inc.                           com     278642103          207         1,470                 X                           1
Enron Corp.                         com     293561106          928        22,600                 X                           1
Exodus Communications Inc.          com     302088109        7,206       100,000                 X                           1
Exxon Corp.                         com     302290101        8,702       114,500                 X                           1
Fannie Mae                          com     313586109       13,236       211,150                 X                           1
Fifth Third Bancorp                 com     316773100          426         7,000                 X                           1
Freeport-McMoran Copper - B         com     35671D857          171        11,000                 X                           1
Gap Inc.                            com     364760108        6,016       188,000                 X                           1
General Electric Co.                com     369604103       15,289       128,950                 X                           1
General Electric Co.                com     369604103       13,884       117,100      X
General Motors Corp.                com     370442105        6,684       106,200      X
Georgia Pacific Corp.               com     373298108          170         4,200                 X                           1
Gillette Company                    com     375766102        3,794       111,800      X
Goldman Sachs Group, Inc.           com     38141G104        1,891        31,000                 X                           1
GTE Corp.                           com     362320103        7,465        97,100      X
Halliburton Co.                     com     406216101          164         4,000                 X                           1
Halliburton Co.                     com     406216101        5,531       134,900      X
Healtheon Corporation               com     422209106           74         2,000                 X                           1
Hershey Foods Corp.                 com     427866108          526        10,800      X
Home Depot                          com     437076102       10,359       150,950                 X                           1
Honeywell Inc.                      com     438506107          779         7,000                 X                           1
i2 Technologies, Inc.               com     465754109          213         5,500                 X                           1
IMC Global Inc.                     com     449669100           76         5,200                 X                           1
Inktomi Corp.                       com     457277101           60           500                 X                           1
Page Total                                                $104,445

                                                (SEC USE ONLY)
          Item 1:                                  Item 8:
      Name of Issuer                     Voting Authority (Shares)
                                   (a)Sole     (b)Shared     (c)None
Dow Chemical Co.                    2,400
Du Pont(E.I.) De Nemours & Co.      5,300
eBay Inc.                           1,470
Enron Corp.                        22,600
Exodus Communications Inc.        100,000
Exxon Corp.                       114,500
Fannie Mae                        211,150
Fifth Third Bancorp                 7,000
Freeport-McMoran Copper - B        11,000
Gap Inc.                          188,000
General Electric Co.              128,950
General Electric Co.              117,100
General Motors Corp.              106,200
Georgia Pacific Corp.               4,200
Gillette Company                  111,800
Goldman Sachs Group, Inc.          31,000
GTE Corp.                          97,100
Halliburton Co.                     4,000
Halliburton Co.                   134,900
Healtheon Corporation               2,000
Hershey Foods Corp.                10,800
Home Depot                        150,950
Honeywell Inc.                      7,000
i2 Technologies, Inc.               5,500
IMC Global Inc.                     5,200
Inktomi Corp.                         500
Page Total

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

          Item 1:               Item 2:       Item 3:      Item 4:       Item 5:                Item 6:                    Item 7:
       Name of Issuer       Title of Class     CUSIP     Fair Market    Shares of         Investment Discretion           Managers
                                              Number        Value       Principal  (a)sole    (b)shared-    (c)Shared-  See Instr. V
                                                        (in thousands)   Amount               As Defined      Other
                                                                                              in Instr. V
Intel Corp.                         com     458140100         $201         2,700                 X                           1
Intel Corp.                         com     458140100        7,275        97,900      X
Internap Network Services Corp.     com     45885A102          134         3,000                 X                           1
Int'l Business Machines             com     459200101        7,780        64,300      X
Int'l Paper Co.                     com     460146103        5,996       124,750                 X                           1
Kerr-McGee Corp.                    com     492386107          157         2,855                 X                           1
Louisiana-Pacific Corp.             com     546347105          103         6,600                 X                           1
Lucent Technologies Inc.            com     549463107        9,576       147,600                 X                           1
Manpower Inc.                       com     56418H100        9,026       309,900      X
McDonalds Corp.                     com     580135101       10,996       254,250                 X                           1
MCI Worldcom, Inc.                  com     55268B106       12,628       175,690      X
MCI Worldcom, Inc.                  com     55268B106       10,019       139,400                 X                           1
Mead Corp.                          com     582834107          144         4,200                 X                           1
Medscape, Inc.                      com     585046105          203        20,000                 X                           1
Mellon Bank Corp.                   com     585509102        7,387       219,700      X
Merck & Co. Inc.                    com     589331107        6,034        93,100      X
Microsoft Corp.                     com     594918104       19,919       219,950                 X                           1
Microsoft Corp.                     com     594918104       16,238       179,300      X
MidAmerican Energy Hldgs. Co.       com     59562V107          516        17,500                 X                           1
Millipore Corp.                     com     601073109          432        11,500                 X                           1
Mobil Corp.                         com     607059102        9,491        94,200      X
Mobil Corp.                         com     607059102          312         3,100                 X                           1
Monsanto Co.                        com     611662107          517        14,500                 X                           1
Motorola, Inc.                      com     620076109        7,216        82,000                 X                           1
Murphy Oil Corp.                    com     626717102          168         3,100                 X                           1
Nabisco Group Holdings Corp.        com     62952P102          639        42,600      X
Page Total                                                $143,107

                                                (SEC USE ONLY)
          Item 1:                                  Item 8:
      Name of Issuer                     Voting Authority (Shares)
                                   (a)Sole     (b)Shared     (c)None
Intel Corp.                         2,700
Intel Corp.                        97,900
Internap Network Services Corp.     3,000
Int'l Business Machines            64,300
Int'l Paper Co.                   124,750
Kerr-McGee Corp.                    2,855
Louisiana-Pacific Corp.             6,600
Lucent Technologies Inc.          147,600
Manpower Inc.                     309,900
McDonalds Corp.                   254,250
MCI Worldcom, Inc.                175,690
MCI Worldcom, Inc.                139,400
Mead Corp.                          4,200
Medscape, Inc.                     20,000
Mellon Bank Corp.                 219,700
Merck & Co. Inc.                   93,100
Microsoft Corp.                   219,950
Microsoft Corp.                   179,300
MidAmerican Energy Hldgs. Co.      17,500
Millipore Corp.                    11,500
Mobil Corp.                        94,200
Mobil Corp.                         3,100
Monsanto Co.                       14,500
Motorola, Inc.                     82,000
Murphy Oil Corp.                    3,100
Nabisco Group Holdings Corp.       42,600
Page Total

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

          Item 1:               Item 2:       Item 3:      Item 4:       Item 5:                Item 6:                    Item 7:
       Name of Issuer       Title of Class     CUSIP     Fair Market    Shares of         Investment Discretion           Managers
                                              Number        Value       Principal  (a)sole    (b)shared-    (c)Shared-  See Instr. V
                                                        (in thousands)   Amount               As Defined      Other
                                                                                              in Instr. V
Newpark Res. Inc.                   com     651718504         $182        23,500                 X                           1
Northern Trust Corp.                com     665859104          418         5,000                 X                           1
Pall Corp.                          com     696429307          348        15,000                 X                           1
Pfizer Inc.                         com     717081103       11,841       330,050                 X                           1
Pfizer Inc.                         com     717081103        6,081       169,500      X
Phelps Dodge Corp.                  com     717265102          165         3,000                 X                           1
Philip Morris Cos. Inc.             com     718154107        3,434       100,450                 X                           1
Philip Morris Cos. Inc.             com     718154107        4,762       139,300      X
Phone.com, Inc.                     com     71920Q100          121           800                 X                           1
Potash Corp. Sask. Inc.             com     73755L107          263         5,100                 X                           1
PPG Industries, Inc.                com     693506107          492         8,200                 X                           1
Procter & Gamble Co.                com     742718109        9,291        99,100      X
Procter & Gamble Co.                com     742718109       10,758       114,750                 X                           1
Qwest Communications
International Inc.                  com     749121109        9,998       338,200                 X                           1
R J Reynolds Tobacco Hldgs Inc.     com     76182K105          486        18,000      X
Redback Networks Inc.               com     757209101          151         1,400                 X                           1
Republic Services Inc.- Cl A        com     760759100          262        24,100                 X                           1
Reynolds Metals Co.                 com     761763101          513         8,500                 X                           1
Rhythms NetConnections Inc.         com     762430205          121         3,500                 X                           1
Schering-Plough Corp.               com     806605101        1,457        33,400                 X                           1
Schering-Plough Corp.               com     806605101        6,108       140,000      X
Schlumberger Ltd.                   com     806857108          174         2,800                 X                           1
Schlumberger Ltd.                   com     806857108        6,225        99,900      X
Sepracor Inc.                       com     817315104          302         4,000                 X                           1
Siebel Systems Inc.                 com     826170102          233         3,500                 X                           1
Page Total                                                 $74,186

                                                (SEC USE ONLY)
          Item 1:                                  Item 8:
      Name of Issuer                     Voting Authority (Shares)
                                   (a)Sole     (b)Shared     (c)None
Newpark Res. Inc.                  23,500
Northern Trust Corp.                5,000
Pall Corp.                         15,000
Pfizer Inc.                       330,050
Pfizer Inc.                       169,500
Phelps Dodge Corp.                  3,000
Philip Morris Cos. Inc.           100,450
Philip Morris Cos. Inc.           139,300
Phone.com, Inc.                       800
Potash Corp. Sask. Inc.             5,100
PPG Industries, Inc.                8,200
Procter & Gamble Co.               99,100
Procter & Gamble Co.              114,750
Qwest Communications
International Inc.                338,200
R J Reynolds Tobacco Hldgs Inc.    18,000
Redback Networks Inc.               1,400
Republic Services Inc.- Cl A       24,100
Reynolds Metals Co.                 8,500
Rhythms NetConnections Inc.         3,500
Schering-Plough Corp.              33,400
Schering-Plough Corp.             140,000
Schlumberger Ltd.                   2,800
Schlumberger Ltd.                  99,900
Sepracor Inc.                       4,000
Siebel Systems Inc.                 3,500
Page Total

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

          Item 1:               Item 2:       Item 3:      Item 4:       Item 5:                Item 6:                    Item 7:
       Name of Issuer       Title of Class     CUSIP     Fair Market    Shares of         Investment Discretion           Managers
                                              Number        Value       Principal  (a)sole    (b)shared-    (c)Shared-  See Instr. V
                                                        (in thousands)   Amount               As Defined      Other
                                                                                              in Instr. V
SLM Holding Corp.                   com     78442A109       $4,128        96,000      X
Smurfit-Stone Container Corp.       com     832727101          231        10,670                 X                           1
Solutia Inc.                        com     834376105           86         4,800                 X                           1
Sonat, Inc.                         com     835415100          437        11,000                 X                           1
SPX Corp.                           com     784635104        7,505        82,700      X
SPX Corp.                           com     784635104          163         1,800                 X                           1
Staples                             com     855030102          316        14,500                 X                           1
Steel Dynamics Inc.                 com     858119100          518        33,000                 X                           1
Sun Microsystems Inc.               com     866810104        8,231        88,500                 X                           1
Tellabs Inc.                        com     879664100          347         6,100                 X                           1
Tellabs Inc.                        com     879664100        9,617       168,900      X
Texaco Inc.                         com     881694103          246         3,900                 X                           1
Texaco Inc.                         com     881694103        4,072        64,500      X
Texas Instruments Inc.              com     882508104        7,806        94,900                 X                           1
The Williams Companies, Inc.        com     969457100          203         5,400                 X                           1
TiVo Inc.                           com     888706108           30         1,000                 X                           1
TJX Companies, Inc.                 com     872540109        6,384       227,500      X
Transcanada Pipelines Ltd.          com     893526103          340        26,000                 X                           1
Tyco International Ltd.             com     902124106       10,981       106,350                 X                           1
Tyco International Ltd.             com     902124106       14,042       136,000      X
U.S. Bancorp                        com     902973106        3,882       128,600      X
Union Carbide Corp.                 com     905581104          244         4,300                 X                           1
Union Pacific Corp.                 com     907818108        4,941       102,800      X
Unisys Corp.                        com     909214108        7,635       169,200      X
Unocal Corp.                        com     915289102          285         7,700                 X                           1
USX- U.S. Steel Group               com     90337T101          258        10,000                 X                           1
Page Total                                                 $92,928

                                                (SEC USE ONLY)
          Item 1:                                  Item 8:
      Name of Issuer                     Voting Authority (Shares)
                                   (a)Sole     (b)Shared     (c)None
SLM Holding Corp.                  96,000
Smurfit-Stone Container Corp.      10,670
Solutia Inc.                        4,800
Sonat, Inc.                        11,000
SPX Corp.                          82,700
SPX Corp.                           1,800
Staples                            14,500
Steel Dynamics Inc.                33,000
Sun Microsystems Inc.              88,500
Tellabs Inc.                        6,100
Tellabs Inc.                      168,900
Texaco Inc.                         3,900
Texaco Inc.                        64,500
Texas Instruments Inc.             94,900
The Williams Companies, Inc.        5,400
TiVo Inc.                           1,000
TJX Companies, Inc.               227,500
Transcanada Pipelines Ltd.         26,000
Tyco International Ltd.           106,350
Tyco International Ltd.           136,000
U.S. Bancorp                      128,600
Union Carbide Corp.                 4,300
Union Pacific Corp.               102,800
Unisys Corp.                      169,200
Unocal Corp.                        7,700
USX- U.S. Steel Group              10,000
Page Total

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

          Item 1:               Item 2:       Item 3:      Item 4:       Item 5:                Item 6:                    Item 7:
       Name of Issuer       Title of Class     CUSIP     Fair Market    Shares of         Investment Discretion           Managers
                                              Number        Value       Principal  (a)sole    (b)shared-    (c)Shared-  See Instr. V
                                                        (in thousands)   Amount               As Defined      Other
                                                                                              in Instr. V
USX-Marathon Group                  com     902905827       $3,677       125,700      X
VerticalNet, Inc.                   com     92532L107          148         4,000                 X                           1
Wal-Mart Stores Inc.                com     931142103       12,656       266,100                 X                           1
Wal-Mart Stores Inc.                com     931142103       14,449       303,800      X
Waste Industries Inc.               com     941058109          320        24,000                 X                           1
Xilinx, Inc.                        com     983919101          170         2,600                 X                           1
Yahoo! Inc.                         com     984332106       12,751        71,036                 X                           1
China Steel                      spons. adr 169417102        4,528       231,000      X
Korea Telecom Corp.              spons. adr 50063P103        1,502        40,600      X
Phillipine L/D Tel.              spons. adr 718252604        1,414        65,000      X
Pohang Iron and Steel            spons. adr 730450103        1,409        45,000      X
SK Telecom Co., Ltd.             spons. adr 78440P108          151        14,670      X
Taiwan Semiconductor Mfg. Ltd    spons. adr 874039100        4,126       139,857      X
Page Total                                                 $57,301
Grand Total                                               $750,252

                                                (SEC USE ONLY)
          Item 1:                                  Item 8:
      Name of Issuer                     Voting Authority (Shares)
                                   (a)Sole     (b)Shared     (c)None
USX-Marathon Group                125,700
VerticalNet, Inc.                   4,000
Wal-Mart Stores Inc.              266,100
Wal-Mart Stores Inc.              303,800
Waste Industries Inc.              24,000
Xilinx, Inc.                        2,600
Yahoo! Inc.                        71,036
China Steel                                                   231,000
Korea Telecom Corp.                40,600
Phillipine L/D Tel.                                            65,000
Pohang Iron and Steel              45,000
SK Telecom Co., Ltd.               14,670
Taiwan Semiconductor Mfg. Ltd                                 139,857
Page Total
Grand Total